Employee Benefit Plans (Change In Assumed Healthcare Cost Trend Rates) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
1% Decrease, Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$ (0.6)	$ (0.8)
1% Decrease, Approximate effect on accumulated postretirement benefit obligation	(12.1)	(13.5)
1% Increase, Approximate effect on the total of service and interest cost components of other postretirement benefit costs	0.6	0.8
1% Increase, Approximate effect on accumulated postretirement benefit obligation	$ 13.4	$ 14.7